PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Changes in fair value
Fair value of plan assets at beginning of year			$ 939,230
Fair value of plan assets at end of year	1,168,765	1,087,315	939,230
Significant Other Unobservable Inputs (Level 3)
Changes in fair value
Fair value of plan assets at beginning of year	45,783	33,668
Purchases, issuances and settlements (net)	3,050	7,288
Unrealized gains	4,479	2,718
Realized gains	4,260	1,471
Interest and dividend income	1,151	638
Fair value of plan assets at end of year	$ 58,723	$ 45,783